Inventories - Disclosure of Measuring inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 59,708	€ 42,255	€ 38,127
Work-in-progress and semi-finished products	58,274	50,703	42,466
Finished goods	273,004	245,517	240,878
Total inventories	€ 390,986	€ 338,475	€ 321,471